Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38649
Entity Registrant Name	Viomi Technology Co., Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Wansheng Square, Rm 1302 Tower C
Entity Address, Address Line Two	Xingang East Road
Entity Address, Address Line Three	Haizhu District
Entity Address, City or Town	Guangdong
Entity Address, Country	CN
Entity Address, Postal Zip Code	510220
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Bankruptcy Proceedings, Reporting Current	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Guangzhou, the People’s Republic of China
Auditor Firm ID	1424
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Central Index Key	0001742770
Current Fiscal Year End Date	--12-31
Business Contact
Document and Entity Information
Entity Address, Address Line One	Wansheng Square, Rm 1302 Tower C
Entity Address, Address Line Two	Xingang East Road
Entity Address, Address Line Three	Haizhu District
Entity Address, City or Town	Guangdong
Entity Address, Country	CN
Entity Address, Postal Zip Code	510220
Contact Personnel Name	Xiaoping Chen
City Area Code	20
Local Phone Number	8930 9496
Contact Personnel Email Address	chenxp@viomi.com
Ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	207,394,013
Class A Ordinary Shares
Document and Entity Information
Title of 12(b) Security	Class A ordinary shares, par value US$0.00001 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	104,539,463
Entity Common Stock, Shares Outstanding Excluding Shares Issued to Depositary Bank and Reserved for Future Grants	19,037,118
Class B Ordinary Shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	102,854,550
ADR [Member]
Document and Entity Information
Title of 12(b) Security	American depositary shares, each representing three Class A ordinary shares
Trading Symbol	VIOT
Security Exchange Name	NASDAQ